Restricted Net Assets	12 Months Ended
Dec. 31, 2025
Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS

note 27 — RESTRICTED NET ASSETS

PRC laws and regulations permit payments of dividends by the Company’s subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries incorporated in the PRC are required to annually appropriate 10% of their profit after taxation to the statutory fund reserve (including the general reserve fund and enterprise expansion fund, where appropriate) prior to payment of any dividends, unless such fund has reached 50% of the registered capital of the respective company. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of the restrictions described above and elsewhere under PRC laws and regulations, the Company’s subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company in the form of dividends. Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may temporarily delay the ability of the PRC subsidiaries to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations. The restricted portion amounted to approximately $16,774,079 and $15,241,658 as of December 31, 2025 and 2024, respectively. Except for the above or disclosed elsewhere, there is no other restriction on the use of proceeds generated by the Company’s subsidiaries to satisfy any obligations of the Company.

The Company performed a test on the restricted net assets of its subsidiaries in accordance with Securities and Exchange Commission Regulation S — X Rule 4-08(e)(3), “General Notes to Financial Statements” and concluded that the restricted net assets exceed 25% of the consolidated net assets of the Company as of December 31, 2025 and 2024 and the condensed financial information of the parent company is set out in Note 28.